Key Developments - Acquisition of Minera Florida Royalties (Details) - Minera Florida Royalties $ in Millions	Aug. 27, 2025 USD ($)
Disclosure Of Key Developments [Line Items]
Payments for acquisition of net smelter returns ("NSR") royalty	$ 23.0
Agua Fria Concession
Disclosure Of Key Developments [Line Items]
Percentage of net smelter returns ("NSR") royalty acquired	0.80%
NSR royalty	0.80%
Mila Concession
Disclosure Of Key Developments [Line Items]
Percentage of net smelter returns ("NSR") royalty acquired	1.50%
NSR royalty	1.50%
Los Moscos Piche Concession
Disclosure Of Key Developments [Line Items]
Percentage of net smelter returns ("NSR") royalty acquired	1.50%
NSR royalty	1.50%